	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24F-2

1.	Name and address of Issuer:
	AB Unconstrained Bond Fund
	1345 Avenue of the Americas
	New York, New York 10105

2.	The name of each series or class of funds for which this Form is
	being filed (If the Form is being filed for all series and classes of
	securities of the issuer, check the box but do not list series or
	classes): [X]

3.	Investment Company Act File Number: 811-07391

	Securities Act File Number: 33-63797

4(a).	Last day of fiscal year for which this notice is filed:
	October 31, 2017

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90
	calendar days after the end of the issuer's fiscal year). (See
	Instruction A.2)

4(c).	[ ] Check the box if this is the last time the issuer will be filing
	this Form.

5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):	132,094,428.00

	(ii) Aggregate price of securities redeemed or
	repurchased during the fiscal year:	108,628,589.00

	(iii) Aggregate price of securities redeemed or
	repurchased during any prior fiscal year
	ending no earlier than October 11, 1995 that
	were not previously used to reduce
	registration fees payable to the Commission:	87,868,606.45

	(iv) Total available redemption credits
	[add Items 5(ii) and 5(iii)]:	196,497,195.45

	(v) Net sales - if Item 5(i) is greater
	than Item 5(iv)[subtract Item 5(iv)
	from Item 5(i)]:	0.00

	(vi) Redemption credits available for use
	in future years - if Item 5(i) is less
	than Item 5(iv)[subtract Item
	5(iv) from Item 5(i):	64,402,767.45

	(vii) Multiplier for determining registration fee
	(See Instruction C.9)	0.00012450

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)
	(enter "0" if no fee is due):	$0.00

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of
	securities that were registered under the Securities Act of 1933 pursuant
	to rule 24e-2 as in effect before October 11, 1997, then report the amount
	of securities (number of shares or other units) deducted here:	N/A

	If there is a number of shares or other units that were registered pursuant
	to rule 24e-2 remaining unsold at the end of the fiscal year for which this
	form is filed that are available for use by the issuer in future fiscal years,
	then state that number here:	N/A

7.	Interest due - if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year (see Instruction D):	$0

8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:	$0.00

9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository: January 29, 2018

	Method of Delivery:

	[ X ] Wire Transfer
	[ ] Mail or other means

	SIGNATURE

	This report has been signed below by the following persons on behalf of the
	issuer and in the capacities and on the dates indicated.

	By (Signature and Title)* /s/ Phyllis J. Clarke
	Phyllis J. Clarke
	Controller

	Date: January 29, 2018

	*Please print the name and title of the signing officer below the signature.